Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
2022 Pay Versus Performance Table
The following section was prepared in accordance with Item 402(v) of the SEC’s Regulation
S-K.
The following table provides additional compensation information for the past three fiscal years for our Chief Executive
O
ffice
r
(“CEO”) and our
non-
CEO
Named Executive Officers (“Other NEOs”), as well as total shareholder return, net income and funds from operations (“FFO”) performance results for our fiscal years ending in 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for non-CEO NEOs (1)	Average Compensation Actually Paid to non-CEO NEOs (1)(2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (in thousands)	Funds From Operations (in thousands) (4)
2022	$234,570	$159,037	$83,175	$47,355	$46.72	$84.92	$21,102	$48,843
2021	$235,734	$206,348	$122,118	$106,895	$55.06	$106.37	$109,166	$50,879
2020	$311,893	$(26,489)	$161,571	$(13,723)	$56.92	$87.67	$19,477	$46,230

(1)	Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs
2022	Alan B. Miller	Boyle, Ramagano, Fowler, Peterson
2021	Alan B. Miller	Boyle, Ramagano, Fowler
2020	Alan B. Miller	Boyle, Ramagano, Fowler

(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award. No equity awards of the named executives were granted and vest in the same year for 2022, 2021 and 2020. The following details these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) +(c)
2022	CEO	$234,570	$215,023	$203,998	$(33,565)	$(30,942)	$0	$139,490	$159,037
2022	Non-CEO NEOs	$83,175	$76,250	$73,077	$(11,390)	$(12,022)	$(9,236)	$40,429	$47,355
2021	CEO	$235,734	$218,654	$187,804	$(12,429)	$13,893	$0	$189,268	$206,348
2021	Non-CEO NEOs	$122,118	$113,270	$97,289	$(6,439)	$7,197	$0	$98,047	$106,895
2020	CEO	$311,893	$295,057	$202,352	$(159,744)	$(85,934)	$0	$(43,325)	$(26,489)
2020	Non-CEO NEOs	$161,571	$152,849	$104,825	$(82,753)	$(44,517)	$0	$(22,444)	$(13,723)

(3)
Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
The companies in the peer group are as follows: Healthcare Realty Trust, Inc., Healthpeak Properties, Inc., LTC Properties, Inc., National Health Investors, Inc., Omega Healthcare Investors, Inc. and Welltower, Inc. Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the our peer group, including subsequent reinvestment of dividends.

(4)
Funds from operations (“FFO”) is a widely recognized measure of performance for Real Estate Investment Trusts (“REITs”). FFO is a
non-GAAP
financial measure which may be helpful to our investors as a measure of our operating performance. We compute FFO in accordance with standards established by the National Association of Real Estate Investment Trusts (“NAREIT”). Below is a reconciliation of our reported net income to FFO for 2022, 2021 and 2020 (in thousands):

	(in thousands)
	2022	2021	2020
Net Income	$21,102	$109,166	$19,447
Depreciation and amortization expense on consolidated investments	26,557	27,478	25,581
Depreciation and amortization expense on unconsolidated affiliates	1,184	1,549	1,202
Gain on divestitures of real estate assets	—	(87,314)	—
Funds from operations	$48,843	$50,879	$46,230

Company Selected Measure Name	Funds from operations (“FFO”)
Named Executive Officers, Footnote [Text Block]
(1)	Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs
2022	Alan B. Miller	Boyle, Ramagano, Fowler, Peterson
2021	Alan B. Miller	Boyle, Ramagano, Fowler
2020	Alan B. Miller	Boyle, Ramagano, Fowler

Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
	The companies in the peer group are as follows: Healthcare Realty Trust, Inc., Healthpeak Properties, Inc., LTC Properties, Inc., National Health Investors, Inc., Omega Healthcare Investors, Inc. and Welltower, Inc. Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the our peer group, including subsequent reinvestment of dividends.
PEO Total Compensation Amount	$ 234,570	$ 235,734	$ 311,893
PEO Actually Paid Compensation Amount	$ 159,037	206,348	(26,489)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award. No equity awards of the named executives were granted and vest in the same year for 2022, 2021 and 2020. The following details these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) +(c)
2022	CEO	$234,570	$215,023	$203,998	$(33,565)	$(30,942)	$0	$139,490	$159,037
2022	Non-CEO NEOs	$83,175	$76,250	$73,077	$(11,390)	$(12,022)	$(9,236)	$40,429	$47,355
2021	CEO	$235,734	$218,654	$187,804	$(12,429)	$13,893	$0	$189,268	$206,348
2021	Non-CEO NEOs	$122,118	$113,270	$97,289	$(6,439)	$7,197	$0	$98,047	$106,895
2020	CEO	$311,893	$295,057	$202,352	$(159,744)	$(85,934)	$0	$(43,325)	$(26,489)
2020	Non-CEO NEOs	$161,571	$152,849	$104,825	$(82,753)	$(44,517)	$0	$(22,444)	$(13,723)

Non-PEO NEO Average Total Compensation Amount	$ 83,175	122,118	161,571
Non-PEO NEO Average Compensation Actually Paid Amount	$ 47,355	106,895	(13,723)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award. No equity awards of the named executives were granted and vest in the same year for 2022, 2021 and 2020. The following details these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) +(c)
2022	CEO	$234,570	$215,023	$203,998	$(33,565)	$(30,942)	$0	$139,490	$159,037
2022	Non-CEO NEOs	$83,175	$76,250	$73,077	$(11,390)	$(12,022)	$(9,236)	$40,429	$47,355
2021	CEO	$235,734	$218,654	$187,804	$(12,429)	$13,893	$0	$189,268	$206,348
2021	Non-CEO NEOs	$122,118	$113,270	$97,289	$(6,439)	$7,197	$0	$98,047	$106,895
2020	CEO	$311,893	$295,057	$202,352	$(159,744)	$(85,934)	$0	$(43,325)	$(26,489)
2020	Non-CEO NEOs	$161,571	$152,849	$104,825	$(82,753)	$(44,517)	$0	$(22,444)	$(13,723)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Measures that were most important to the last fiscal year
The following performance measures reflect our most important financial measures in effect for 2022, as further described and defined in the Compensation Discussion and Analysis:

•	Three-year average Total Shareholder Return for 2019 through 2021

•	Funds from operations

•	Adjusted net income

Total Shareholder Return Amount	$ 46.72	55.06	56.92
Peer Group Total Shareholder Return Amount	84.92	106.37	87.67
Net Income (Loss)	$ 21,102,000	$ 109,166,000	$ 19,477,000
Company Selected Measure Amount	48,843,000	50,879,000	46,230,000
PEO Name	Alan B. Miller
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Three-year average Total Shareholder Return for 2019 through 2021
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Funds from operations
Non-GAAP Measure Description [Text Block]	Funds from operations (“FFO”) is a widely recognized measure of performance for Real Estate Investment Trusts (“REITs”). FFO is a
non-GAAP
	financial measure which may be helpful to our investors as a measure of our operating performance. We compute FFO in accordance with standards established by the National Association of Real Estate Investment Trusts (“NAREIT”). Below is a reconciliation of our reported net income to FFO for 2022, 2021 and 2020 (in thousands):
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted net income
PEO [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 215,023	$ 218,654	$ 295,057
PEO [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203,998	187,804	202,352
PEO [Member] | Change in Value of Unvested Prior Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,565)	(12,429)	(159,744)
PEO [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,942)	13,893	(85,934)
PEO [Member] | Change in Value of Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	139,490	189,268	(43,325)
Non-PEO NEO [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	76,250	113,270	152,849
Non-PEO NEO [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,077	97,289	104,825
Non-PEO NEO [Member] | Change in Value of Unvested Prior Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,390)	(6,439)	(82,753)
Non-PEO NEO [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,022)	7,197	(44,517)
Non-PEO NEO [Member] | Change in Value of Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,236)	0	0
Non-PEO NEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 40,429	$ 98,047	$ (22,444)